SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expense	$ 1,294,913	$ 1,103,257	$ 2,844,967	$ 3,481,408	$ 5,575,843	$ 4,716,909
Other Expense [Member]
General and administrative expense					33,386	35,290
Insurance-related Assessments [Member]
General and administrative expense					245,482	473,650
Share-Based Payment Arrangement [Member]
General and administrative expense					2,562,259	934,188
Service [Member]
General and administrative expense					1,899,847	2,575,294
Salaries and Related Expenses [Member]
General and administrative expense					232,842	297,848
Legal Expenses [Member]
General and administrative expense					276,336	108,814
Maintenance [Member]
General and administrative expense					15,380	50,361
Registration Fees [Member]
General and administrative expense					261,622	233,350
Doubtful Debt [Member]
General and administrative expense					40,494
Depreciation [Member]
General and administrative expense					$ 8,195	$ 8,114